Trade and Other Payables - Summary of Detailed Information About Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and Other Payables Current [Member]
Trade And Other Payables [Line Items]
Trade payables	$ 33,196	$ 28,069
Other payables	5,767	5,007
Amounts due to joint ventures and associates	2,021	1,973
Derivative contracts	5,253	6,418
Accruals and deferred income	10,426	11,950
Total	56,663	53,417
Trade and Other Payables Non-Current [Member]
Trade And Other Payables [Line Items]
Other payables	3,090	3,035
Amounts due to joint ventures and associates	29	26
Derivative contracts	981	3,315
Accruals and deferred income	328	549
Total	$ 4,428	$ 6,925